Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions
NOTE 5: ACQUISITIONS
2015 Acquisitions
In May 2015, the Company completed the acquisitions of all issued and outstanding equity interests in Infostrada Statistics B.V. (“Infostrada Sports”), SportsDirect Inc. (“SportsDirect”) and Covers Media Group (“Covers”). In conjunction with these acquisitions, the Company launched Gracenote Sports, which is a part of the Digital and Data segment’s product offerings. Infostrada Sports and SportsDirect provide the Company with in-depth sports data, including schedules, scores, play-by-play statistics, as well as team and player information for the major professional leagues around the world, including the National Football League, Major League Baseball, National Basketball Association, National Hockey League, European Football League, and the Olympics. Covers is the operator of Covers.com, a North American online sports gaming destination for scores, odds and matchups, unique editorial analysis, and industry news coverage. In May 2015, the Company also completed an acquisition of all issued and outstanding equity interests in Enswers Inc. (“Enswers”), a leading provider of automatic content recognition technology and systems based in South Korea, which expanded the Digital and Data segment’s product offerings. The total acquisition price for Infostrada Sports, SportsDirect, Covers and Enswers was $70 million, net of cash acquired.
The purchase prices for the above acquisitions were allocated to the tangible and intangible assets acquired and liabilities assumed. The excess of the fair values and the related deferred taxes were allocated to goodwill, which will not be deductible for tax purposes due to the acquisitions being stock acquisitions. In connection with these acquisitions, the Company incurred a total of $3 million of transaction costs, which were recorded in selling, general and administrative expenses in the Company’s Consolidated Statements of Operations.
The total purchase price for the Infostrada Sports, SportsDirect, Covers and Enswers acquisitions assigned to the acquired assets and assumed liabilities of these companies is as follows (in thousands):

Consideration:
Cash	$71,768
Less: cash acquired	(1,919)
Net cash	$69,849

Allocated Fair Value of Acquired Assets and Assumed Liabilities:
Restricted cash and cash equivalents	$404
Accounts receivable and other current assets	2,481
Property and equipment	805
Deferred tax assets	3,816
Other long term assets	157
Intangible assets subject to amortization
Customer relationships (useful lives of 6 to 16 years)	17,000
Content databases (useful lives of 10 to 16 years)	13,900
Technologies (useful lives 4 to 10 years)	6,900
Trade name and trademarks (useful life of 15 years)	5,200
Non-competition agreement (useful life 5 years)	1,100
Accounts payable and other current liabilities	(1,507)
Deferred revenue	(339)
Deferred tax liabilities	(10,097)
Other liabilities	(477)
Total identifiable net assets	39,343
Goodwill	30,506
Total net assets acquired	$69,849

The allocation presented above is based upon management’s estimate of the fair values using income, cost, and market approaches. In estimating the fair value of acquired assets and assumed liabilities, the fair value estimates are based on, but not limited to, expected future revenue and cash flows, expected future growth rates and estimated discount rates. The definite-lived intangible assets will be amortized over a total weighted average period of 12 years that include weighted average periods of 11 years for customer relationships, 14 years for content databases, 8 years for technologies, 15 years for trade name and trademarks, and 5 years for non-competition agreements. The acquired property and equipment will be depreciated on a straight-line basis over the respective estimated remaining useful lives. Goodwill is calculated as the excess of the consideration transferred over the fair value of the identifiable net assets acquired and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce, and noncontractual relationships, as well as expected future cost and revenue synergies.
2014 Acquisitions
HWW Acquisition
On October 1, 2014, the Company completed an acquisition of all issued and outstanding equity interests in HWW Pty Ltd (“HWW”) for $18 million, from ninemsn Pty Limited. HWW is Australia’s leading provider of TV and movie data and expands the Digital and Data segment’s reach into the Australian TV and digital entertainment markets as well as its global dataset to include Australian TV and movie data. HWW syndicates TV and movie data to leading Australian broadcasters, pay-TV operators and on-demand services for program guides on a wide range of devices, including IPTV, cable & satellite set-top boxes, Smart TVs and mobile apps. HWW has data describing millions of TV programs and movies across more than 500 national and local TV channels in Australia and its DataGenius software platform is used to support entertainment data services across Australasia, Africa and the Middle East. The purchase price was allocated to the tangible and intangible assets acquired and liabilities assumed. The excess of the fair values and the related deferred taxes was allocated to goodwill, which will not be deductible for tax purposes due to the acquisition being a stock acquisition.
In connection with this acquisition, the Company incurred a total of $1 million of transaction costs, which were recorded in selling, general and administrative expenses in the Company’s Consolidated Statements of Operations.
At the acquisition date, the purchase price assigned to the acquired assets and assumed liabilities is as follows (in thousands):

Consideration:
Cash	$18,425
Less: cash acquired	(176)
Net cash	$18,249

Allocated Fair Value of Acquired Assets and Assumed Liabilities:
Accounts receivable and other current assets	$780
Property and equipment	40
Intangible assets subject to amortization
Technologies (useful life of 7 years)	3,600
Customer relationships (useful life of 12 years)	2,500
Content database (useful life of 5 years)	2,400
Accounts payable and other current liabilities	(147)
Deferred revenue	(267)
Deferred income taxes	(2,550)
Other liabilities	(45)
Total identifiable net assets	6,311
Goodwill	11,938
Total net assets acquired	$18,249

The allocation presented above is based upon management’s estimate of the fair values using income, cost and market approaches. In estimating the fair value of the acquired assets and assumed liabilities, the fair value estimates are based on, but not limited to, expected future revenue and cash flows, expected future growth rates, and estimated discount rates. The definite-lived intangible assets will be amortized over a total weighted average period of 8 years that includes 7 years for technologies, 12 years for customer relationships and a 5 year life for the content database. The acquired property and equipment will be depreciated on a straight-line basis over the respective estimated remaining useful lives. Goodwill is calculated as the excess of the consideration transferred over the fair value of the identifiable net assets acquired and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and noncontractual relationships, as well as expected future cost and revenue synergies.
Baseline Acquisition
On August 29, 2014, the Company completed an acquisition of all of the outstanding and issued limited liability company interests of Baseline, LLC (“Baseline”) for $49 million in cash. Baseline is a provider of film and television information and related services with movie and TV databases featuring information for more than 300,000 movie and TV projects, information on nearly 1.5 million TV and film professionals, and foreign and domestic box office data. Baseline’s licensed data powers video search and discovery features, and TV Everywhere apps for leading satellite operators, on-demand movie services, Internet companies and on-line streaming providers. Additionally, Baseline’s subscription-based content delivery platform, The Studio System, is used by major Hollywood studios, production companies and talent agencies as a primary source of business intelligence. Baseline expands the reach of the Company’s Digital and Data segment into the studio and TV network communities with data and services geared towards entertainment industry professionals. The purchase price was allocated to the tangible and intangible assets acquired and liabilities assumed. The excess of the fair values was allocated to goodwill.
In connection with this acquisition, the Company incurred a total of $1 million of transaction costs, which were recorded in selling, general, and administrative expenses in the Company’s Consolidated Statement of Operations during the third quarter of 2014.
At the acquisition date, the purchase price assigned to the acquired assets and assumed liabilities is as follows, subject to further adjustments (in thousands):

Consideration:
Cash	$48,988
Less: cash acquired	(200)
Net cash	$48,788
Allocated Fair Value of Acquired Assets and Assumed Liabilities:
Accounts receivable and other current assets	$1,362
Other long term assets	23
Property and equipment	153
Intangible assets subject to amortization
Trade name and trademarks (useful lives of 3 to 5 years)	1,000
Technologies (useful lives of 6 to 7 years)	3,200
Customer relationships (useful lives of 6 to 7 years)	7,600
Content database (useful life of 15 years)	14,000
Accounts payable and other current liabilities	(561)
Deferred revenue	(700)
Total identifiable net assets	26,077
Goodwill	22,711
Total net assets acquired	$48,788

The allocation presented above is based upon management’s estimate of the fair values using income, cost and market approaches. In estimating the fair value of the acquired assets and assumed liabilities, the fair value estimates are based on, but not limited to, expected future revenue and cash flows, expected future growth rates, and estimated discount rates. The definite-lived intangible assets will be amortized over a total weighted average period of 11 years that includes a weighted average 5 year life for trade name and trademarks, a weighted average 7 year life for technologies, a weighted average 6 year life for customer relationships and a 15 year life for the content database. The acquired property and equipment will be depreciated on a straight-line basis over the respective estimated remaining useful lives. Goodwill is calculated as the excess of the consideration transferred over the fair value of the identifiable net assets acquired and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and noncontractual relationships, as well as expected future cost and revenue synergies. The entire amount of the purchase price allocated to intangible assets and goodwill will be deductible for income tax purposes pursuant to IRC Section 197 over a 15 year period.
What’s ON Acquisition
On July 4, 2014, the Company completed an acquisition of all of the outstanding and issued equity interests of What’s On India Media Private Limited (“What’s ON”) for a purchase price of $27 million, consisting of $21 million net initial cash consideration and $6 million recorded as the net present value (“NPV”) of additional deferred payments. The acquisition of What’s ON may also include additional payments in 2016 to selling management shareholders totaling up to $4 million which will be accounted for as compensation expense as the payments are earned, in accordance with ASC Topic 805. In the second quarter of 2015, the Company made a payment of $4 million to selling management shareholders pursuant to the above arrangements. The Company expects to make the final additional payment in 2016. What’s ON expands the reach of the Company’s Digital and Data segment in the television search and Electronic Program Guide (“EPG”) markets as What’s ON is a leading television search and EPG data provider for India and the Middle East. As of the date of the acquisition, What’s ON offered EPG data and TV search products for 16 countries, including India, United Arab Emirates, Saudi Arabia, Jordan, Egypt, Qatar, Bahrain, Indonesia, Kenya and Sri Lanka, across 1,600 television channels and helps power more than 58 million set-top boxes through the region’s top cable and Internet protocol television services. The $27 million purchase price was allocated to the tangible and intangible assets acquired and liabilities assumed. The excess of the fair values and the related deferred taxes was allocated to goodwill, which will not be deductible for tax purposes due to the acquisition being a stock acquisition.
In connection with this acquisition, the Company incurred a total of $1 million of transaction costs, which were recorded in selling, general and administrative expenses in the Company’s Consolidated Statement of Operations.
At the acquisition date, the purchase price assigned to the acquired assets and assumed liabilities is as follows (in thousands):

Consideration:
Cash	$23,403
Less: Cash acquired	(2,203)
Plus: NPV of deferred payments	5,625
Net consideration	$26,825

Allocated Fair Value of Acquired Assets and Assumed Liabilities
Accounts receivable and other current assets	$1,407
Other long term assets	1,009
Property and equipment	163
Intangible assets subject to amortization
Trade name and trademarks (useful life of 3 years)	200
Technologies (useful lives of 6 to 7 years)	3,100
Customer relationships (useful lives of 6 to 7 years)	2,800
Non-competition agreement (useful life of 5 years)	600
Content databases (useful lives of 13 to 14 years)	7,700
Accounts payable and other current liabilities	(1,437)
Deferred income taxes	(4,393)
Total identifiable net assets	11,149
Goodwill	15,676
Total net assets acquired	$26,825

The allocation presented above is based upon management’s estimate of the fair values using income, cost and market approaches. In estimating the fair value of the acquired assets and assumed liabilities, the fair value estimates are based on, but not limited to, expected future revenue and cash flows, expected future growth rates, and estimated discount rates. The definite-lived intangible assets will be amortized over a total weighted average period of 10 years that includes a 3 year life for trade name and trademarks, a weighted average of 7 years for technologies, a weighted average of 7 years for customer relationships, a 5 year life for the non-competition agreement and a weighted average of 13 years for content databases. The acquired property and equipment will be depreciated on a straight-line basis over the respective estimated remaining useful lives. Goodwill is calculated as the excess of the consideration transferred over the fair value of the identifiable net assets acquired and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and noncontractual relationships, as well as expected future cost and revenue synergies.
Gracenote Acquisition
On January 31, 2014, the Company completed an acquisition of all of the issued and outstanding equity interests in Gracenote, Inc. (“Gracenote”) for $158 million, net of cash acquired. Gracenote, a global leader in digital entertainment data, maintains and licenses data, products and services to businesses that enable their end users to discover analog and digital media on virtually any device. The Gracenote acquisition expands the reach of the Company’s Digital and Data segment into new growth areas, including streaming music services, mobile devices and automotive infotainment. Gracenote is a leading provider of music recognition technology and is supported by the industry’s largest source of music and video data. The purchase price was allocated to the tangible and intangible assets acquired and liabilities assumed. The excess of the fair values and the related deferred taxes was allocated to goodwill, which will not be deductible for tax purposes due to the acquisition being a stock acquisition.
In connection with this acquisition, the Company incurred a total of $4 million of transaction costs, which were recorded in selling, general and administrative expenses in the Company’s Consolidated Statement of Operations. Of the $4 million, approximately $3 million was incurred and recognized in the first quarter of 2014 and $1 million was incurred and recognized in the fourth quarter of 2013.
At the acquisition date, the purchase price assigned to the acquired assets and assumed liabilities is as follows, subject to further adjustments (in thousands):

Consideration:
Cash	$160,867
Less: cash acquired	(3,053)
Net cash	$157,814

Allocated Fair Value of Acquired Assets and Assumed Liabilities:
Restricted cash and cash equivalents	$5,283
Accounts receivable and other current assets	26,143
Property, plant and equipment	10,659
Intangible assets subject to amortization
Trade name and trademarks (useful life of 15 years)	8,100
Technology (useful life of 7 to 10 years)	30,100
Customer relationships (useful life of 5 to 10 years)	33,100
Content databases (useful life of 13 years)	41,400
Deferred income tax assets	7,159
Other assets	396
Accounts payable and other current liabilities	(22,299)
Deferred income tax liabilities	(41,121)
Other liabilities	(7,489)
Total identifiable net assets	91,431
Goodwill	66,383
Total net assets acquired	$157,814

The allocation presented above is based upon management’s estimate of the fair values using income, cost and market approaches. In estimating the fair value of the acquired assets and assumed liabilities, the fair value estimates are based on, but not limited to, expected future revenue and cash flows, expected future growth rates, and estimated discount rates. The definite-lived intangible assets will be amortized over a total weighted average period of 11 years that includes a 15 year life for trade name and trademarks, a weighted average of 8 years for technology platforms, a weighted average of 10 years for customer relationships and a 13 year life for content databases. The acquired property and equipment will be depreciated on a straight-line basis over the respective estimated remaining useful lives. Goodwill is calculated as the excess of the consideration transferred over the fair value of the identifiable net assets acquired and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and noncontractual relationships, as well as expected future cost and revenue synergies.
2013 Acquisitions
Local TV Acquisition
On December 27, 2013, pursuant to a securities purchase agreement dated as of June 29, 2013, the Company acquired all of the issued and outstanding equity interests in Local TV for $2.816 billion in cash (the “Local TV Acquisition”), net of certain final adjustments, principally funded by the Company’s Secured Credit Facility (see Note 10). As a result of the Local TV Acquisition, the Company became the owner of 16 television stations, including seven FOX television affiliates in Denver, Cleveland, St. Louis, Kansas City, Salt Lake City, Milwaukee and High Point/Greensboro/Winston-Salem; four CBS Corporation (“CBS”) television affiliates in Memphis, Richmond, Huntsville and Fort Smith; one American Broadcasting Company (“ABC”) television affiliates in Davenport/Moline; two National Broadcasting Company (“NBC”) television affiliates in Des Moines and Oklahoma City; and two independent television stations in Fort Smith and Oklahoma City.
Concurrent with the Local TV Acquisition, pursuant to an asset purchase agreement dated as of July 15, 2013, between the Company, an affiliate of Oak Hill Capital Partners and Dreamcatcher, an entity formed in 2013 specifically to comply with FCC cross-ownership rules related to the Local TV Acquisition, Dreamcatcher acquired the FCC licenses and certain other assets and liabilities of Local TV’s television stations WTKR-TV, Norfolk, VA, WGNT-TV, Portsmouth, VA, and WNEP-TV, Scranton, PA (collectively the “Dreamcatcher Stations”) for $27 million (collectively, the “Dreamcatcher Transaction”). The Dreamcatcher Transaction was funded by the Dreamcatcher Credit Facility which the Company has guaranteed (see Note 10). The Company provides certain services to support the operations of the Dreamcatcher Stations, but, in compliance with FCC regulations, Dreamcatcher has responsibility for and control over programming, finances, personnel and operations of the Dreamcatcher Stations.

Pursuant to ASC Topic 805, the purchase price has been allocated to the acquired assets and liabilities of Local TV based on estimated fair values. The allocation includes the assets and liabilities of the Dreamcatcher Stations as Dreamcatcher is considered to be a VIE and the Company is the primary beneficiary of the variable interests (see below for further discussion). The allocated fair value of acquired assets and assumed liabilities is summarized as follows (in thousands):

Consideration:
Cash	$2,816,101
Less: cash acquired	(65,567)
Net cash	$2,750,534

Allocated Fair Value of Acquired Assets and Assumed Liabilities:
Restricted cash and cash equivalents (1)	$201,922
Accounts receivable and other current assets	137,377
Property and equipment	170,795
Broadcast rights	26,468
FCC licenses	126,925
Network affiliation agreements	225,400
Advertiser backlog	29,290
Retransmission consent agreements	707,000
Broadcast rights intangible assets	1,187
Other assets	5
Accounts payable and other current liabilities	(50,249)
Senior Toggle Notes	(172,237)
Contracts payable for broadcast rights	(34,732)
Broadcast rights intangible liabilities	(9,344)
Deferred income taxes	(20,238)
Other liabilities	(1,185)
Total identifiable net assets	1,338,384
Goodwill	1,412,150
Total net assets acquired	$2,750,534

(1)
As further described in Note 10, on December 27, 2013, the Company deposited $202 million with the Trustee together with irrevocable instructions to apply the deposited money to the full repayment of the Senior Toggle Notes. The Senior Toggle Notes were fully repaid on January 27, 2014 through the use of the deposited funds held by the Trustee, including amounts owed to the Company’s subsidiary.

The allocation presented above is based upon management’s estimate of the fair values using valuation techniques including income, cost and market approaches. In estimating the fair value of the acquired assets and assumed liabilities, the fair value estimates are based on, but not limited to, expected future revenue and cash flows, expected future growth rates, and estimated discount rates. The definite-lived intangible assets will be amortized over a total weighted average period of 9 years, with a weighted average of 9 years for network affiliations, a weighted average of 10 years for retransmission consent agreements, 1 year for the advertiser backlog and a weighted average of 4 years for the other intangible assets. The broadcast rights intangible liabilities will be amortized over the remaining weighted average contractual period of 7 years. Acquired property and equipment will be depreciated on a straight-line basis over the respective estimated remaining useful lives. Goodwill is calculated as the excess of the consideration transferred over the fair value of the identifiable net assets acquired and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and noncontractual relationships, as well as expected future synergies. Substantially all of the goodwill associated with the Local TV Acquisition is expected to be deductible for tax purposes.
Dreamcatcher—Dreamcatcher was formed in 2013 specifically to comply with FCC cross-ownership rules related to the Local TV Acquisition. On December 27, 2013, Dreamcatcher acquired the FCC licenses, retransmission consent agreements, network affiliation agreements, contracts for broadcast rights and selected personal property (including transmitters, antennas and transmission lines) of the Dreamcatcher Stations for $27 million, funded by borrowings under the Dreamcatcher Credit Agreement (see Note 10). In connection with Dreamcatcher’s operation of the Dreamcatcher Stations, the Company entered into shared services agreements (“SSAs”) with Dreamcatcher pursuant to which it provides technical, promotional, back-office, distribution and limited programming services to the Dreamcatcher Stations in exchange for the Company’s right to receive certain payments from Dreamcatcher after satisfaction of operating costs and debt obligations. Pursuant to the SSAs, Dreamcatcher is guaranteed a minimum annual cumulative net cash flow of $0.2 million. The Company’s consolidated financial statements as of and for the years ended December 31, 2015, December 28, 2014 and December 29, 2013 include the results of operations and the financial position of Dreamcatcher, a fully-consolidated VIE. For financial reporting purposes, Dreamcatcher is considered a VIE as a result of (1) shared service agreements that the Company has with the Dreamcatcher Stations, (2) the Company’s guarantee of the obligations incurred under the Dreamcatcher Credit Facility (see Note 10), (3) the Company having power over significant activities affecting Dreamcatcher’s economic performance, and (4) purchase option granted by Dreamcatcher which permits the Company to acquire the assets and assume the liabilities of each Dreamcatcher Station at any time, subject to FCC’s consent and other conditions described below. The purchase option is freely exercisable or assignable by the Company without consent or approval by Dreamcatcher or its members for consideration equal to the total outstanding balance of debt guaranteed by the Company, plus a fixed escalation fee. Substantially all of Dreamcatcher’s assets, except for its FCC licenses, collateralize its secured debt obligations under the Dreamcatcher Credit Facility and is guaranteed by the Company.
Net revenues of the Dreamcatcher stations included in the Company’s Consolidated Statements of Operations for the year ended December 31, 2015 and December 28, 2014 were $65 million and $67 million, respectively, and operating profit was $12 million and $13 million, respectively. Dreamcatcher’s operating results are not material to the Company as a whole for the year ended December 29, 2013. The Company’s Consolidated Balance Sheet as of December 31, 2015 and December 28, 2014 includes the following assets and liabilities of the Dreamcatcher stations (in thousands):

	December 31, 2015	December 28, 2014
Property, plant and equipment, net	$371	$999
Broadcast rights	2,748	2,869
Other intangible assets, net	92,970	103,500
Other assets	111	124
Total Assets	$96,200	$107,492

Debt due within one year	$4,037	$4,034
Contracts payable for broadcast rights	3,016	6,552
Long-term debt	14,831	19,880
Other liabilities	55	157
Total Liabilities	$21,939	$30,623

Other Acquisitions
The Company’s other acquisitions in 2014 and 2013 were not significant. The results of the other acquired companies and the related transaction costs were not material to the Company’s consolidated financial statements in each respective period and were included in the Consolidated Statements of Operations since their respective dates of acquisition. Information for acquisitions made in 2014 and 2013 (excluding those listed above) is as follows (in thousands):

	2014	2013
Fair value of assets acquired (1)	$2,000	$3,095
Liabilities assumed	—	1,297
Net cash paid	$2,000	$1,798

(1)	Includes intangible assets, net of acquisition-related deferred taxes.
Unaudited Pro Forma Information
Pursuant to ASC Topic 805, the following table sets forth unaudited pro forma results of operations from continuing operations of the Company assuming that the Gracenote acquisition occurred on December 31, 2012, the first day of the Company’s 2013 fiscal year and assuming that the Local TV Acquisition, along with transactions necessary to finance the acquisition and the elimination of certain nonrecurring items, occurred on December 26, 2011, the first day of the Company’s 2012 fiscal year and were fully attributed to the results from continuing operations (in thousands, except per share data):

	2014	2013
Total revenues	$1,961,788	$1,814,545
Income from continuing operations	$466,690	$146,938
Basic earnings per common share from continuing operations	$4.66	$1.47
Diluted earnings per common share from continuing operations	$4.65	$1.47

The above selected unaudited pro forma financial information is presented for illustrative purposes only and is based on historical results of continuing operations, adjusted for the allocation of the purchase price and other acquisition accounting adjustments, and is not necessarily indicative of results had the Company operated the acquired businesses as of the beginning of the respective prior periods, as described above. The pro forma amounts reflect adjustments to depreciation expense, amortization of intangibles and amortization of broadcast rights intangibles related to the fair value adjustments of the assets acquired, additional interest expense related to the financing of the transactions, exclusion of nonrecurring financing costs, and the related tax effects of the adjustments.
In connection with the Gracenote and Local TV acquisitions, the Company incurred a total of $4 million and $17 million, respectively, of costs primarily related to legal and other professional services, which were recorded in selling, general and administrative expenses. Pursuant to the pro forma disclosure requirements of ASC Topic 805, these transaction costs are shown as if incurred at the beginning of the comparable prior year.
Acquisitions Distributed in the Publishing Spin-off
Landmark Acquisition
On May 1, 2014, the Company completed an acquisition of the issued and outstanding limited liability company interests of Capital-Gazette Communications, LLC and Landmark Community Newspapers of Maryland, LLC from Landmark Media Enterprises, LLC (the “Landmark Acquisition”) which were subsequently distributed to Tribune Publishing in conjunction with the Publishing Spin-off, for $29 million in cash. As the Landmark acquisition was distributed to Tribune Publishing in the Publishing Spin-off, the results of operations attributable to Landmark from the date of acquisition are reflected within discontinued operations for the periods prior to the Publishing Spin-off.
At the acquisition date, the purchase price assigned to the acquired assets and assumed liabilities is as follows (in thousands):

Consideration:
Cash	$28,983
Less: cash acquired	(2)
Net cash	$28,981

Allocated Fair Value of Acquired Assets and Assumed Liabilities:
Accounts receivable and other current assets	$2,942
Property, plant and equipment	560
Intangible assets subject to amortization
Trade names and trademarks (useful life of 20 years)	7,500
Advertiser relationships (useful life of 12 years)	6,500
Other customer relationships (useful life of 7 years)	2,500
Accounts payable and other current liabilities	(3,961)
Total identifiable net assets	16,041
Goodwill	12,940
Total net assets acquired	$28,981

The allocation presented above is based upon management’s estimate of the fair values using the income, cost and market approaches. In estimating the fair value of the acquired assets and assumed liabilities, the fair value estimates are based on, but not limited to, expected future revenue and cash flows, expected future growth rates, and estimated discount rates. Prior to the Publishing Spin-off, the acquired definite-lived intangible assets were expected to be amortized over a total weighted average period of 15 years that includes a 20 year life for trade names and trademarks, a 12 year life for advertiser relationships and a 7 year life for customer relationships. The acquired property and equipment were expected to be depreciated on a straight-line basis over the respective estimated remaining useful lives. Goodwill is calculated as the excess of the consideration transferred over the fair value of the identifiable net assets acquired and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and noncontractual relationships, as well as expected future cost and revenue synergies. The entire amount of purchase price allocated to intangible assets and goodwill are deductible for tax purposes pursuant to IRC Section 197 over a 15 year period. In connection with this acquisition, the Company incurred a total of $0.4 million of transaction costs, which are reflected in discontinued operations for the year ended December 28, 2014.
Information for other acquisitions distributed in the Publishing Spin-off made in the year ended December 28, 2014 and prior to the Publishing Spin-off (excluding the Landmark Acquisition) is as follows (in thousands):

December 28, 2014
Fair value of assets acquired	$11,292
Liabilities assumed	(800)
Net assets acquired	10,492
Less: fair value of non-cash and contingent consideration	(4,439)
Less: fair value of the preexisting equity interest in MCT	(2,752)
Net cash paid	$3,301

On May 7, 2014, the Company acquired the remaining 50% outstanding general partnership interests of McClatchy/Tribune Information Services (“MCT”) from McClatchy News Services, Inc. and The McClatchy Company (collectively, “McClatchy”) for $1 million in cash and non-cash consideration for future services with an estimated fair value of $4 million. The fair value of acquired interests was based upon management’s estimate of the fair values using the income approach. In estimating the fair value of the acquired assets and assumed liabilities, the fair value estimates are based on, but not limited to, expected future revenue and cash flows, expected future growth rates, and estimated discount rates. Prior to May 7, 2014, the Company accounted for its 50% interest in MCT as an equity method investment. In accordance with ASC Topic 805, the Company’s preexisting equity interest was remeasured to its estimated fair value of $3 million using the income valuation approach and the Company recognized a gain of $1 million which is reflected in discontinued operations in the Consolidated Statements of Operations for the year ended December 28, 2014.